SSgA FUNDS

909 A STREET

TACOMA, WA  98402

253-627-7001

FAX 253-439-3284

October 22, 2009	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C.  20549

RE:	SSgA Funds (The “Registrant”)
Post Effective Amendment No. 101 Under the 1933 Act and
Amendment No. 99 Under the 1940 Act
File No. 33-19229
811-5430

Ladies and Gentlemen:

On behalf of the Registrant, with respect to its portfolio series (the “funds”), we are transmitting herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) of the Securities Act of 1933, as amended, Post-Effective Amendment No. 101 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).  This Amendment is being filed via the EDGAR system.

The Amendment contains the prospectuses and statements of additional information (“SAI”) for the annual update of the registration statement of the Registrant.

1.               The principal differences between the Amendment and the current Registration Statement are (i) the inclusion of fund summaries and other changes to conform to the requirements of Form N-1A as amended by the Commission in Securities Act Release No. 33-8998; and (ii) revisions to the funds’ investment strategy and risk sections designed to provide more concise, “plain language” disclosure to investors.

2.               Due to the number of changes in the Amendment, a comparison of the Amendment against the current as-filed Registration Statement has not been included.

Included with this letter is a Tandy representation with respect to the Staff’s review of PEA 101.  If you have any questions about the Amendment, please contact the undersigned at (253) 439-2406.

Very truly yours,

/s/ Gregory J. Lyons

Gregory J. Lyons
Secretary

SSgA FUNDS

909 A STREET

TACOMA, WA  98402

253-627-7001

FAX 253-439-3284

October 22, 2009	VIA ELECTRONIC DELIVERY

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	SSgA Funds (The “Registrant”)
Securities Act File No. 33-19229
Investment Company Act File No. 811-5430

Ladies and Gentlemen:

In connection with your review of Post-Effective Amendment No. 101 (“PEA 101”) (filed by the Registrant on October 22, 2009), the undersigned hereby acknowledges on behalf of the Registrant that:

•                  The Registrant is responsible for the adequacy and the accuracy of the disclosure contained in the PEA 101 filed by the Registrant on October 22, 2009;

•                  Comments of the staff of the Securities and Exchange Commission (“SEC Staff”), if any, or changes to disclosure in response to SEC Staff comments, if any, in the filings reviewed by the Staff do not foreclose the Securities and Exchange Commission (“SEC”) from taking any action with respect to the filing made; and

•                  The Registrant may not assert SEC Staff comments, or lack thereof, as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

As indicated in the SEC’s June 24, 2004 release regarding the public release of comment letters and responses, you are requesting such acknowledgements from all companies whose filings are being reviewed and this request and these acknowledgements should not be construed as suggesting that there is an inquiry or investigation or other such matter involving the Registrant.

Thank you for your attention to the foregoing.

Very truly yours,

/s/ Gregory J. Lyons

Gregory J. Lyons
Secretary